Note 14 - Commitments and Contingencies (Tables)	12 Months Ended
Sep. 30, 2018
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2019	$701,837
2020	592,268
2021	568,250
2022	582,456
2023	597,017
Thereafter	99,909

Total	$3,141,737